LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Year ending December 31, 2025	$ 1,589
Year ending December 31, 2026	1,134
Year ending December 31, 2027	1,134
Year ending December 31, 2028	1,134
Year ending December 31, 2029	1,134
Over year ending December 31, 2029	29,268
Total future minimum lease payments	35,393
Less: amount representing interest	(21,613)
Present value of future minimum lease payments	13,780
Present value of future minimum lease payments current portion	(1,553)	$ (1,091)
Present value of future minimum lease payments non-current portion	$ 12,227	$ 12,250